1. Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Organization and Description of Business

Illumination America, Inc., formerly Illumination America, LLC, a Florida limited liability company, was formed on October 6, 2009. A Certificate of Conversion and Articles of Incorporation were filed August 4, 2014, with an organizational date deemed effective October 6, 2009, for Illumination America, Inc., the resulting Florida corporation.

Letter of Intent to Acquire Grom Holdings, Inc.

On January 11, 2017, the Company executed a non-binding Letter of Intent (“LOI”) with Grom Holdings, Inc., a Delaware corporation (“Grom”), whereby the Company reached an agreement in principle to acquire all of Grom’s issued and outstanding common stock. Darren Marks, Melvin Leiner and Dr. Thomas Rutherford are directors of both companies and Messrs. Marks and Leiner are the principal shareholders of both companies. Under the terms of the LOI, the Company will issue 4.17 shares of its common stock in exchange for every share of Grom common stock issued and outstanding at closing. It is anticipated that Grom will have no more than 25 million of its common shares issued and outstanding immediately prior to the closing date.

The proposed transaction is subject to various conditions, including but not limited to execution of applicable Exchange Agreements, approval of the same by the shareholders of both companies, completion and acceptance by the Company of the results of independent financial audits of Grom for the years ended December 31, 2016 and 2015, the issuance of an order of effectiveness to a registration statement the Company is required to file on Form S-4, and various other matters.

The Company’s accounting year end is December 31.

Illumination America, Inc., formerly Illumination America, LLC, a Florida limited liability company, was formed on October 6, 2009. A Certificate of Conversion and Articles of Incorporation were filed August 4, 2014, with an organizational date deemed effective October 6, 2009, for Illumination America, Inc., the resulting Florida corporation.

The Company’s accounting year end is December 31.